SHARE-BASED PAYMENTS (Details) - Compensation Plan 2011 [Member] - Stock Option [Member] - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Number of share options outstanding [Roll Forward]
Beginning balance		4,518,000
Share options granted
Share options cancelled
Executives resign options		(4,172,000)
Share options expired		(346,000)
Ending balance